UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08295

New Providence Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)                (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2009

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2009

May 31, 2009

WISDOM FUND

INSTITUTIONAL CLASS SHARES

INVESTOR CLASS SHARES

CLASS B SHARES

CLASS C SHARES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-866-515-4626.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Wisdom Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), industry concentration risk, market risks, and other risks as set forth in the Fund’s prospectus. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.wisdomfund.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.wisdomfund.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2009.

For More Information on Your Wisdom Fund:

See Our Web site @ www.wisdomfund.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

May 31, 2009

Dear Shareholders,

“Bull markets are born in pessimism, grow on skepticism, mature on optimism, and die of euphoria”, said the sagely Sir John Templeton.

This quote from the late Sir John has been posted by many financial writers in the past, including myself. I have posted it here again, due to extreme pessimism exhibited in the global markets over the last 12 months.

Skepticism now prevails over the sustainability of the “green shoots” rally since March, due to a fragile US-economy, beset by rising unemployment and sliding home prices. But now, skepticism is giving way to cautious optimism, with the Dow Industrials reaching for 9,000, up from a low of 6,500 just three months ago.

So the market has rallied since the middle of March and leaving the bears wandering and wondering in the woods.

We believe that the recent pause in the rally will be temporary and that stocks will continue higher later in the summer as Wall Street earnings begin to turn higher in recognition of an improving economy.

We thought in March that forces were in place to produce a turn in stocks. The belief was the strength in bank stocks that we were seeing.

Back on October 17th of 2008, Warren Buffett wrote in a New York Times editorial that he was buying U.S. stocks for his personal account, picking up a “slice of America's future at a marked down price.”

He also said that his non-Berkshire personal holdings were soon to be 100% U.S. stocks.

Like all of us, he acknowledged that the financial world was a “mess” and the economy would get worse over the near term. All the bad news he said creates opportunities for investors willing to look five, ten, or 20 years into the future.

It's no secret that that Buffett remains very optimistic about America's long-term financial future and thinks “people who own a piece of it will do well.”

We felt it was very unusual for Buffett to make such an emphatic public declaration that it was time to buys stocks. He never likes to “opine” on the stock market.

Buffett also said that investors who hold cash feel comfortable. They shouldn't because they have opted for a terrible long-term asset, one that pays virtually nothing and is certain to depreciate in value. He feels that the policies that the U.S. Government will follow in its efforts to alleviate the current crisis will probably prove inflationary and therefore accelerate declines in the real value of cash.

Buffett is always hopeful. He feels like we do, that stocks will certainly outperform cash over the next decade and by a substantial degree. We never know what the market is going to do over the short-term, but stocks seem the best bet over the long term.

Adding power to the recent increase in stock prices has been a string of economic news that can best be described as “less bad” than before. It is becoming clear that the economy is starting to respond to the Fed's very low interest rates and numerous programs to aid homeowners.

We believe that the worst is behind us and the Wisdom Fund's portfolio is made up of an outstanding group of businesses that together should, over time, offer an investor income with capital growth. I really feel that investors are lucky these days; the fund is able to buy companies that are wonderful businesses as confirmed by Berkshire’s ownership of many of these same companies...and can be bought at prices not seen in many years.

The 1 year returns for the fiscal year ending 5-31-09 are presented below. The A shares reflect the maximum sales load deducted and the B shares reflect the maximum sales charge deducted.

A shares: -32.92%

B shares: -33.97%

C shares: -31.47%

Institutional shares: -30.72%

Berkshire Hathaway: -31.97%

S&P 500 Total Return Index: -32.57%

Continued economic weakness and financial stress weighed heavily on the world markets for the last 12 months. We know that the recovery from this downturn will be difficult, but we believe that the seeds of a recovery have been planted...and are growing.

With this in mind, we believe that that the most important decision one can make is not one of timing, but a decision to build and/or maintain a significant exposure to equities, staying focused on the returns that history-and our analysis-suggests that they offer.

We are never happy with performance that is negative, but the fund performed in line with Berkshire and the S&P 500. The most overriding issue for the negative return of the fund was the exposure to the financial sector of the market. The bank stocks that we hold in the fund, Wells Fargo (WFC), M&T Bank (MTB), SunTrust Bank (STI), and U.S. Bancorp (USB) were severely affected by the stock markets reaction to the turmoil in the economy. Warren Buffett has said that Wells Fargo and U.S. Bancorp are the two best managed banks in the U.S.

As shareholders know, the Wisdom Fund emulates the investment portfolio holdings of Berkshire Hathaway, Inc, (BRK.A) as closely as we possibly can by owning the same publicly traded stocks and proxies for his privately held companies.

We appreciate the trust and confidence that you have placed with us, particularly during these difficult times. We thank you for your continued patience and support. We welcome your comments and questions and can reach us at 1-877-352-0020.

C. Douglas Davenport

WISDOM FUND INSTITUTIONAL CLASS SHARES

Performance Update - $25,000 Investment (Unaudited)

For the period from May 31, 1999 to May 31, 2009

Performance Returns for the periods ended May 31, 2009
Average Annual Total Returns	One Year	Five Year	Ten Year	Gross Expense Ratio (1)
Institutional Class Shares	(30.72)%	(3.88)%	0.85%	1.73%
Cumulative Total Investment Returns	Ten Year	Final Value of $25,000 Investment
Institutional Class Shares	8.80%	$27,201
S&P 500 Total Return Index	(15.87)%	$21,033

	Wisdom Fund - Institutional Class Shares	S&P 500 Total Return Index
5/31/1999	25,000	25,000
5/31/2000	25,409	27,619
5/31/2001	28,127	24,705
5/31/2002	30,316	21,284
5/31/2003	29,212	19,568
5/31/2004	33,153	23,154
5/31/2005	35,028	25,061
5/31/2006	35,949	27,226
5/31/2007	43,074	33,431
5/31/2008	39,260	31,192
5/31/2009	27,201	21,033

The graph assumes an initial $25,000 investment at May 31, 1999. All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund – Institutional Class Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

(1) The gross expense ratio shown is from theFund’s prospectus dated September 2008. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.wisdomfund.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

Example - As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$989.00	$8.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.21	$8.80

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.75%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

WISDOM FUND INVESTOR CLASS SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from May 31, 1999 to May 31, 2009

Performance Returns for the periods ended May 31, 2009
Average Annual Total Returns	One Year	Five Year	Ten Year	Gross Expense Ratio (1)
Investor Class Shares – No Sales Load	(30.85)%	(4.11)%	0.60%	1.96%
Investor Class Shares – 5.75% Maximum Sales Load	(32.92)%	(5.24)%	0.00%
Cumulative Total Investment Returns	Ten Year	Final Value of $10,000 Investment
Investor Class Shares – No Sales Load	6.13%	$10,613
Investor Class Shares – 5.75% Maximum Sales Load	0.03%	$10,003
S&P 500 Total Return Index	(15.87)%	$8,413

	Wisdom Fund - Investor Class Shares	S&P 500 Total Return Index
5/31/1999	10,000	10,000
5/31/2000	10,136	11,048
5/31/2001	11,192	9,882
5/31/2002	12,039	8,513
5/31/2003	11,560	7,827
5/31/2004	13,091	9,262
5/31/2005	13,792	10,025
5/31/2006	14,118	10,890
5/31/2007	16,889	11,372
5/31/2008	15,348	12,477
5/31/2009	10,613	8,413

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at May 31, 1999 (Date of Initial Public Investment). Effective September 28, 2007, the maximum sales load was lowered to 3.00%. All dividends and distributions are reinvested. This graph depicts the performance of the Investor Class Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

(1) The gross expense ratio shown is from the Fund’s prospectus dated September 2008. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.wisdomfund.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

Example - As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$987.10	$9.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.96	$10.05

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 2.00%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

WISDOM FUND CLASS B SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from November 16, 1999 (Date of Initial Public Investment) to May 31, 2009

Performance Returns for the periods ended May 31, 2009
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio (1)
Class B Shares – No Sales Charge	(31.46)%	(4.86)%	(0.43)%	2.72%
Class B Shares – Maximum Sales Charge	(33.97)%	(4.98)%	(0.43)%
Cumulative Total Investment Returns	Since Inception*		Final Value of $10,000 Investment
Class B Shares – No Sales Load	(4.04)%		$9,596
S&P 500 Total Return Index	(23.32)%		$7,668
*The Fund’s inception date – November 16, 1999 (Date of Initial Public Investment).

	Wisdom Fund - Class B Shares	S&P 500 Total Return Index
11/16/1999	10,000	10,000
5/31/2000	9,815	10,070
5/31/2001	10,757	9,007
5/31/2002	11,479	7,760
5/31/2003	10,950	7,134
5/31/2004	12,308	8,442
5/31/2005	12,869	9,137
5/31/2006	13,084	9,926
5/31/2007	15,516	12,188
5/31/2008	14,000	11,372
5/31/2009	9,596	7,668

The graph assumes an initial $10,000 investment at November 16, 1999 (Date of Initial Public Investment). The table above includes the maximum contingent deferred sales charge (“CDSC”) corresponding to the length of time that the investment was held as noted. The CDSC for the Class B Shares declines from 4% to 0% over seven years; and the Class B Shares are converted to Investor Class Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund – Class B Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

(1) The gross expense ratio shown is from theFund’s prospectus dated September 2008. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.wisdomfund.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

Example - As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$983.00	$13.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.22	$13.79

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 2.75%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

WISDOM FUND CLASS C SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from November 16, 1999 (Date of Initial Public Investment) to May 31, 2009

Performance Returns for the periods ended May 31, 2009
Average Annual Total Returns	One Year	Five Year	Since Inception*	Gross Expense Ratio (1)
Class C Shares – No Sales Charge	(31.47)%	(4.85)%	(0.42)%	2.72%
Cumulative Total Investment Returns		Since Inception*	Final Value of $10,000 Investment
Class C Shares – No Sales Charge		(3.96)%	$9,604
S&P 500 Total Return Index		(23.32)%	$7,668
*The Fund’s inception date – November 16, 1999 (Date of Initial Public Investment).

	Wisdom Fund - Class C Shares	S&P 500 Total Return Index
11/16/1999	10,000	10,000
5/31/2000	9,814	10,070
5/31/2001	10,760	9,007
5/31/2002	11,480	7,760
5/31/2003	10,953	7,134
5/31/2004	12,316	8,442
5/31/2005	12,886	9,137
5/31/2006	13,092	9,926
5/31/2007	15,535	12,188
5/31/2008	14,015	11,372
5/31/2009	9,604	7,668

The graph assumes an initial $10,000 investment at November 16, 1999 (Date of Initial Public Investment). The deduction of the maximum contingent deferred sales charge (“CDSC”) is not reflected in the graph because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested. This graph depicts the performance of the Wisdom Fund – Class C Shares (the “Fund”) versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

(1) The gross expense ratio shown is from theFund’s prospectus dated September 2008. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.wisdomfund.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

Example - As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$982.60	$13.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.22	$13.79

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 2.75%. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

WISDOM FUND

Schedule of Investments

As of May 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 88.35%

Consumer Discretionary - 13.42%
*	Carmax, Inc.	3,000	$33,630
	Comcast Corp.	2,250	30,982
*	Crocs, Inc.	7,000	20,370
	Gannett Co., Inc.	1,000	4,770
	Lowe's Companies, Inc.	1,000	19,010
	McDonald's Corp.	3,500	206,465
*	Mohawk Industries, Inc.	11,495	439,914
	NIKE, Inc.	4,200	239,610
	Home Depot, Inc.	7,000	162,120
	The Sherwin-Williams Co.	3,970	209,616
	The Washington Post Co.	520	187,200
	WABCO Holdings, Inc.	2,063	35,030
			1,588,717
Consumer Staples - 25.74%
	Costco Wholesale Corp.	3,500	169,820
μ	Diageo PLC	3,000	163,680
	Kraft Foods, Inc.	4,000	104,440
	PepsiCo, Inc.	5,000	260,250
	The Coca-Cola Co.	22,430	1,102,659
	The Procter & Gamble Co.	14,295	742,482
	Wal-Mart Stores, Inc.	10,100	502,374
			3,045,705
Energy - 8.90%
	ConocoPhillips	2,164	99,198
	Consol Energy, Inc.	1,000	41,160
	Energy Transfer Partners LP	3,000	126,930
	Enterprise Products Partners LP	3,500	91,000
	Kinder Morgan Energy Partners LP	4,000	204,560
	Linn Energy LLC	12,100	238,975
μ	Petroleo Brasileiro SA	1,800	79,254
*	Southwestern Energy Co.	2,000	86,940
	XTO Energy, Inc.	2,000	85,540
			1,053,557
Financials - 25.77%
	American Express Co.	39,750	987,787
	M&T Bank Corp.	2,030	102,109
	Moody's Corp.	6,410	175,570
	SunTrust Banks, Inc.	500	6,585

			(Continued)

WISDOM FUND

Schedule of Investments

As of May 31, 2009
		Shares	Value (Note 1)

Financials - (continued)
*	The Progressive Corp.	1,000	$16,130
	Torchmark Corp.	1,000	40,160
	U.S. Bancorp	3,000	57,600
	Wells Fargo & Co.	41,744	1,064,472
	Wesco Financial Corp.	386	114,642
	White Mountains Insurance Group Ltd.	2,200	484,000
			3,049,055
Health Care - 4.57%
*	Five Star Quality Care, Inc.	4	8
μ	GlaxoSmithKline PLC	3,000	101,130
	Johnson & Johnson	6,000	330,960
μ	Sanofi-Aventis SA	1,000	31,690
	UnitedHealth Group, Inc.	2,000	53,200
*	WellPoint, Inc.	500	23,285
			540,273
Industrials - 5.04%
	Burlington Northern Santa Fe Corp.	2,500	181,100
*	Foster Wheeler AG	1,000	26,520
	General Electric Co.	3,000	40,440
	Ingersoll-Rand Co. Ltd	1,963	39,711
*	Iron Mountain, Inc.	1,275	34,744
	Norfolk Southern Corp.	2,000	74,400
	Union Pacific Corp.	1,000	49,270
	United Parcel Service, Inc.	2,000	102,280
*	USG Corp.	4,000	48,000
			596,465
Materials - 0.71%
μ	POSCO	1,000	83,890
			83,890
Utilities - 4.20%
	FPL Group, Inc.	6,800	384,404
*	NRG Energy, Inc.	5,000	112,500
			496,904

	Total Common Stocks (Cost $12,815,724)		10,454,566

			(Continued)

WISDOM FUND

Schedule of Investments

As of May 31, 2009
Shares	Value (Note 1)
EXCHANGE TRADED FUNDS - 3.62%
*	Direxion Daily Financial Bear 3X Shares	20,000	$94,200
iShares iBoxx $ High Yield Corporate Bond Fund	500	39,085
iShares S&P US Preferred Stock Index Fund	5,000	157,400
SPDR Barclays Capital High Yield Bond ETF	1,200	42,000
*	SPDR Gold Trust	1,000	96,210

Total Exchange Traded Funds (Cost $553,011)	428,895

INVESTMENT COMPANY (Open-End Fund) - 7.90%
§	HighMark Diversified Money Market Fund, 0.82%	934,324	934,324

Total Investment Company (Open-End Fund) (Cost $934,324)	934,324

Total Value of Investments (Cost $14,303,059) - 99.87%	$11,817,785

Other Assets Less Liabilities - 0.13%	15,932

Net Assets - 100%	$11,833,717

*	Non-income producing investment	The following acronyms are used in this portfolio:
μ	American Depositary Receipt	LLC - Limited Liability Company
§	Represents 7 day effective yield	L.P. - Limited Partnership
PLC - Public Limited Company (British)
SA - Sociedades Anônimas (Brazil)
SA - Société Anonyme (France)
AG - Aktiengesellschaft (Switzerland)

Summary of Investments by Sector
% of Net
Sector	Assets	Value
Consumer Discretionary	13.42%	$1,588,717
Consumer Staples	25.74%	3,045,705
Energy	8.90%	1,053,557
Exchange Traded Funds	3.62%	428,895
Financials	25.77%	3,049,055
Health Care	4.57%	540,273
Industrials	5.04%	596,465
Materials	0.71%	83,890
Utilities	4.20%	496,904
Other	7.90%	934,324
Total	99.87%	$11,817,785

See Notes to Financial Statements

WISDOM FUND

Statement of Assets and Liabilities

As of May 31, 2009

Assets:
Investments, at value (cost $14,303,059)	$11,817,785
Receivables:
Fund shares sold	457
Dividends and interest	17,001
Prepaid expenses
Fund accounting fees	4,554
Compliance services fees	683
Other expenses	17,467
Due from affiliates:
Advisor (note 2)	17,311
Total assets	11,875,258

Liabilities:
Payables:
Fund shares repurchased	2,936
Accrued expenses	38,605
Total liabilities	41,541

Net Assets	$11,833,717
Net Assets Consist of:
Capital (par value and paid in surplus)	$15,469,031
Accumulated net realized loss on investments	(1,150,040)
Net unrealized depreciation on investments	(2,485,274)
Total Net Assets	$11,833,717

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	415,110
Net Assets	$2,937,396
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$7.08

Investor Class Shares outstanding, no par value (unlimited authorized shares)	312,890
Net Assets	$2,172,872
Net Asset Value, Redemption Price Per Share	$6.94
Maximum Offering Price Per Share ($6.94 ÷ 97.00%)	$7.15

Class B Shares outstanding, no par value (unlimited authorized shares)	665,617
Net Assets	$4,314,906
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$6.48

Class C Shares outstanding, no par value (unlimited authorized shares)	368,687
Net Assets	$2,408,543
Net Asset Value, Offering Price and Redemption Price Per Share (b)	$6.53

(a)	Contingent deferred sales charge for Class B Shares is imposed on proceeds redeemed within a six year period.
(b)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

WISDOM FUND

Statement of Operations

For the fiscal year ended May 31, 2009

Investment Income:
Dividends	$390,809
Foreign tax withheld	(1,785)

Total Income	389,024

Expenses:
Advisory fees (note 2)	75,300
Administration fees (note 2)	24,000
Transfer agent fees(note 2)	54,694
Fund accounting fees (note 2)	55,506
Compliance service fees(note 2)	7,750
Custody fees (note 2)	6,437
Distribution and service fees - Investor Class Shares (note 3)	7,118
Distribution and service fees - Class B Shares (note 3)	55,775
Distribution and service fees - Class C Shares (note 3)	33,332
Registration and filing administration fees (note 2)	27,197
Legal fees	32,081
Audit and tax preparation fees	16,000
Registration and filing expenses	36,709
Printing expenses	3,879
Trustee fees and meeting expenses	5,856
Securities pricing fees	6,191
Other operating expenses	15,824

Total Expenses	463,649

Expenses reimbursed by advisor(note 2)	(44,320)
Advisory fees waived (note 2)	(59,386)

Net Expenses	359,943

Net Investment Income	29,081

Realized and Unrealized (Loss) Gain on Investments

Net realized loss (gain) from investment transactions
Long securities	(867,785)
Short securities	375
Options	51,095
Change in unrealized appreciation on investments	(6,038,905)

Realized and Unrealized Loss on Investments	(6,855,220)

Net Decrease in Net Assets Resulting from Operations	$(6,826,139)

See Notes to Financial Statements

WISDOM FUND

Statements of Changes in Net Assets

For the fiscal year ended May 31,	2009	2008

Operations:
Net investment income (loss)	$29,081	$(146,766)
Net realized (loss) gain from investment transactions	(867,410)	2,629,797
Net realized gain from options	51,095	-
Change in unrealized appreciation on investments	(6,038,905)	(5,305,227)
Net Decrease in Net Assets Resulting from Operations	(6,826,139)	(2,822,196)

Distributions to Shareholders: (note 6)
Net investment income
Institutional Class Shares	(30,103)	-
Investor Class Shares	(17,756)	-
Class B Shares	(1,929)	-
Net realized gain from investment transactions
Institutional Class Shares	(249,003)	(586,253)
Investor Class Shares	(204,941)	(717,260)
Class B Shares	(435,586)	(1,395,267)
Class C Shares	(252,257)	(836,748)
Decrease in Net Assets Resulting from Distributions	(1,191,575)	(3,535,528)

Capital Share Transactions: (note 7)
Institutional Class Shares
Shares sold	114,213	103,995
Reinvested dividends and distributions	278,202	580,892
Shares repurchased	(255,563)	(81,175)
Investor Class Shares
Shares sold	489,873	335,499
Reinvested dividends and distributions	198,980	656,052
Shares repurchased	(1,440,704)	(2,080,147)
Class B Shares
Shares sold	88,371	75,712
Reinvested dividends and distributions	403,872	1,332,575
Shares repurchased	(1,725,937)	(2,498,833)
Class C Shares
Shares sold	130,276	100,648
Reinvested dividends and distributions	239,781	808,073
Shares repurchased	(1,590,186)	(1,342,197)
Decrease from Capital Share Transactions	(3,068,822)	(2,008,906)

Net Decrease in Net Assets	(11,086,536)	(8,366,630)

Net Assets:
Beginning of Year	22,920,253	31,286,883
End of Year	$11,833,717	$22,920,253

Undistributed Net Investment Income	$-	$-

See Notes to Financial Statements

WISDOM FUND

Financial Highlights

For a share outstanding during the	Institutional Class Shares
fiscal year ended May 31,	2009	2008	2007	2006		2005
Net Asset Value, Beginning of Year	$11.22	$14.12	$12.74	$13.16		$12.62
(Loss) Income from Investment Operations
Net investment income	0.07	0.01	0.03	0.16	(d)	0.08
Net realized and unrealized (loss) gain on securities	(3.53)	(1.21)	2.42	0.19		0.63
Total from Investment Operations	(3.46)	(1.20)	2.45	0.35		0.71
Less Distributions:
Dividends (from net investment income)	(0.07)	-	-	(0.05)		-
Distributions (from capital gains)	(0.61)	(1.70)	(1.07)	(0.72)		(0.17)
Total Distributions	(0.68)	(1.70)	(1.07)	(0.77)		(0.17)
Net Asset Value, End of Year	$7.08	$11.22	$14.12	$12.74		$13.16
Total Return (b)	(30.72)%	(8.85)%	19.82%	2.63%		5.65%
Net Assets, End of Year (in thousands)	$2,937	$4,462	$4,875	$4,386		$5,090
Average Net Assets for the Year (in thousands)	$3,302	$4,566	$4,531	$4,762		$4,953
Ratios of:
Gross Expenses to Average Net Assets (c)	2.44%	1.73%	1.48%	1.28%		1.23%
Net Expenses to Average Net Assets (c)	1.75%	1.73%	1.48%	1.28%		1.23%
Net Investment Income to Average Net Assets	0.83%	0.11%	0.24%	1.05%		0.60%
Portfolio turnover rate	37.12%	30.89%	10.72%	19.03%		41.99%

For a share outstanding during the	Investor Class Shares
fiscal year ended May 31,	2009	2008	2007	2006		2005
Net Asset Value, Beginning of Year	$11.02	$13.94	$12.62	$13.07		$12.57
(Loss) Income from Investment Operations
Net investment income (loss)	0.05	(0.02)	-	0.15	(d)	0.05
Net realized and unrealized (loss) gain on securities	(3.47)	(1.20)	2.39	0.17		0.62
Total from Investment Operations	(3.42)	(1.22)	2.39	0.32		0.67
Less Distributions:
Dividends (from net investment income)	(0.05)	-	-	(0.05)		-
Distributions (from capital gains)	(0.61)	(1.70)	(1.07)	(0.72)		(0.17)
Total Distributions	(0.66)	(1.70)	(1.07)	(0.77)		(0.17)
Net Asset Value, End of Year	$6.94	$11.02	$13.94	$12.62		$13.07
Total Return (a)(b)	(30.95)%	(9.13)%	19.54%	2.45%		5.36%
Net Assets, End of Year (in thousands)	$2,173	$4,446	$6,837	$11,061		$19,177
Average Net Assets for the Year (in thousands)	$2,847	$5,503	$7,787	$13,734		$20,625
Ratios of:
Gross Expenses to Average Net Assets (c)	2.69%	1.96%	1.73%	1.53%		1.48%
Net Expenses to Average Net Assets (c)	2.00%	1.96%	1.73%	1.53%		1.48%
Net Investment Income (Loss) to Average Net Assets	0.58%	(0.13)%	(0.01)%	0.81%		0.34%
Portfolio turnover rate	37.12%	30.89%	10.72%	19.03%		41.99%

(a)	Total return does not reflect sales charge, if any.
(b)		Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)		The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(d)		No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.

See Notes to Financial Statements	(Continued)

WISDOM FUND

Financial Highlights

For a share outstanding during the	Class B Shares
fiscal year ended May 31,	2009	2008	2007	2006		2005
Net Asset Value, Beginning of Year	$10.34	$13.28	$12.16	$12.72		$12.33
(Loss) Income from Investment Operations
Net investment income (loss)	(0.02)	(0.11)	(0.10)	0.00	(d)	(0.05)
Net realized and unrealized (loss) gain on securities	(3.23)	(1.13)	2.29	0.22		0.61
Total from Investment Operations	(3.25)	(1.24)	2.19	0.22		0.56
Less Distributions:
Dividends (from net investment income)	-	-	-	(0.06)		-
Distributions (from capital gains)	(0.61)	(1.70)	(1.07)	(0.72)		(0.17)
Total Distributions	(0.61)	(1.70)	(1.07)	(0.78)		(0.17)
Net Asset Value, End of Year	$6.48	$10.34	$13.28	$12.16		$12.72
Total Return (a)(b)	(31.46)%	(9.77)%	18.59%	1.66%		4.56%
Net Assets, End of Year (in thousands)	$4,315	$8,539	$12,154	$12,842		$14,660
Average Net Assets for the Year (in thousands)	$5,577	$10,069	$12,288	$13,845		$15,060
Ratios of:
Gross Expenses to Average Net Assets (c)	3.44%	2.72%	2.48%	2.28%		2.23%
Net Expenses to Average Net Assets (c)	2.75%	2.71%	2.48%	2.28%		2.23%
Net Investment Income (Loss) to Average Net Assets	(0.17)%	(0.89)%	(0.76)%	0.07%		(0.41)%
Portfolio turnover rate	37.12%	30.89%	10.72%	19.03%		41.99%

For a share outstanding during the	Class C Shares
fiscal year ended May 31,	2009	2008	2007	2006		2005
Net Asset Value, Beginning of Year	$10.41	$13.36	$12.22	$12.78		$12.38
(Loss) Income from Investment Operations
Net investment income (loss)	(0.01)	(0.11)	(0.10)	0.00	(d)	(0.05)
Net realized and unrealized (loss) gain on securities	(3.26)	(1.14)	2.31	0.21		0.62
Total from Investment Operations	(3.27)	(1.25)	2.21	0.21		0.57
Less Distributions:
Dividends (from net investment income)	-	-	-	(0.05)		-
Distributions (from capital gains)	(0.61)	(1.70)	(1.07)	(0.72)		(0.17)
Total Distributions	(0.61)	(1.70)	(1.07)	(0.77)		(0.17)
Net Asset Value, End of Year	$6.53	$10.41	$13.36	$12.22		$12.78
Total Return (a)(b)	(31.47)%	(9.78)%	18.66%	1.60%		4.63%
Net Assets, End of Year (in thousands)	$2,409	$5,474	$7,421	$7,975		$9,681
Average Net Assets for the Year (in thousands)	$3,333	$6,226	$7,158	$9,139		$9,212
Ratios of:
Gross Expenses to Average Net Assets (c)	3.44%	2.72%	2.48%	2.28%		2.23%
Net Expenses to Average Net Assets (c)	2.75%	2.72%	2.48%	2.28%		2.23%
Net Investment Income (Loss) to Average Net Assets	(0.17)%	(0.89)%	(0.76)%	0.07%		(0.39)%
Portfolio turnover rate	37.12%	30.89%	10.72%	19.03%		41.99%

(a)	Total return does not reflect sales charge, if any.
(b)					Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)					The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(d)			No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.

See Notes to Financial Statements	(Continued)

WISDOM FUND

Notes to Financial Statements

For the fiscal year ended May 31, 2009

_________________________________________________________________________________________________

1.	Organization and Significant Accounting Policies

The Wisdom Fund (the “Fund”) is a series fund. The Fund is part of the New Providence Investment Trust (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Fund is classified as a “diversified” company as defined in the 1940 Act.

The Wisdom Fund commenced operations February 16, 1999. The investment objective of the Fund is to seek maximum total returns consisting of any combination of capital appreciation, realized and unrealized gains, and income under the constantly varying market conditions.

The Board of Trustees of the Trust (the “Trustees”) approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes – Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement on Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). The Fund adopted SFAS 157 June 1, 2008. SFAS 157 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

(Continued)

WISDOM FUND

Notes to Financial Statements

For the fiscal year ended May 31, 2009

_________________________________________________________________________________________________

c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets:

As of	Valuation Inputs	Investments In Securities
May 31, 2009	Level 1	$10,883,461
	Level 2	934,324
	Level 3	-

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund had realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

WISDOM FUND

Notes to Financial Statements

For the fiscal year ended May 31, 2009

_________________________________________________________________________________________________

2.	Transactions with Affiliates

Advisor

The Fund pays a monthly advisory fee to Atlanta Investment Counsel, LLC (the “Advisor”) based upon the annual rate of 0.50% of the first $500 million of the Fund’s average daily net assets and 0.40% of all assets over $500 million.

The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund’s Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan. Acquired fund fees and expenses are also excluded from the limit to total Fund operating expenses. There can be no assurances that the foregoing voluntary fee waivers or reimbursements will continue. The Fund may, at a later date, reimburse the Advisor for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three (3) fiscal years provided that the Fund has reached a sufficient asset size to permitsuch reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.75%, as stated above. For the fiscal year end 2007, there were no waived or reimbursed expenses. For the fiscal year end 2008, there were no reimbursed expenses, but the advisory fees were waived in the amount of $777 and for the fiscal year end 2009, reimbursed expenses amounted to $44,320 and advisory fees waived amounted to $59,386. The current term of the expense limitation agreement runs through May 31, 2010.

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates shown in the schedule provided below. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these fees is provided below.

Administration Fees (a)		Custody Fees (b)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 Million Next $50 Million Over $100 Million	0.125% 0.100% 0.075%	First $100 Million Over $100 Million	0.020% 0.009%	$4,500	All Assets	0.01%	$150 per state per class
(a) Subject to a minimum fee of $2,000 per month.

(b) Subject to a minimum fee of $400 per month.

Compliance Services

The Nottingham Compliance Services, LLC, (“NCS, LLC”) a wholly owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

(Continued)

WISDOM FUND

Notes to Financial Statements

For the fiscal year ended May 31, 2009

_________________________________________________________________________________________________

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives sales charges imposed on share purchases and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. For the fiscal year ended May 31, 2009, the Distributor retained sales charges in the amount of $655.

Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor, the Administrator, NCS, LLC, the Transfer Agent, or the Distributor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the Investor Class Shares, Class B Shares and Class C Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares or 1.00% per annum of the average daily net assets of the Class B or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts. The Fund incurred $7,118, $55,775, and $33,332, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the fiscal year ended May 31, 2009.

4.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below:

Fiscal Year Ended	Purchases of Securities	Proceeds from Sales of Securities
May 31, 2009	$5,476,112	$9,483,619

5.	Options Written

The Fund had the following transactions in call options during the fiscal year ended May 31, 2009:

Option Contracts Written	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Year	-	-
Options written	300	$66,177
Options closed	-	-
Options exercised	(140)	(19,637)
Options expired	(160)	(46,540)
Options Outstanding, End of Year	-	-

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

(Continued)

WISDOM FUND

Notes to Financial Statements

For the fiscal year ended May 31, 2009

_________________________________________________________________________________________________

Management reviewed the tax positions in the open tax years of 2006, 2007, and 2008 and determined that the implementation of Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations. As of and during the year ended May 31, 2009, the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

For the fiscal year ended May 31, 2009, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character, if any:

Paid-in Capital	$(20,707)
Undistributed Net Investment Income	20,707

Distributions during the fiscal years ended were characterized for tax purposes as follows:

	May 31, 2009	May 31, 2008
Ordinary Income	$ 49,788	$ - -
Long-term capital gain	1,141,787	3,535,528

At May 31, 2009, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$14,357,787

Unrealized Appreciation	$671,094
Unrealized Depreciation	(3,211,096)
Net Unrealized Depreciation	(2,540,002)
Undistributed Long-Term Gains	18,597
Other Book/Tax Differences	(1,113,909)

Distributable Earnings	$(3,635,314)

Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year. Consequently, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the funds fiscal year-end that have not been recognized for tax purposes. Other book to tax differences in the current year primarily consist of post-October loss deferrals.

(Continued)

WISDOM FUND

Notes to Financial Statements

For the fiscal year ended May 31, 2009

_________________________________________________________________________________________________

7.	Capital Share Transactions

For the fiscal year ended May 31,	Institutional Class		Investor Class
	2009	2008	2009	2008
Transactions in Capital Shares
Shares sold	16,410	8,546	55,751	25,610
Reinvested distributions	39,341	50,294	28,567	57,751
Shares repurchased	(38,296)	(6,382)	(174,793)	(170,609)
Net Increase (Decrease) in Capital Shares	17,455	52,458	(90,475)	(87,248)
Shares Outstanding, Beginning of Year	397,655	345,197	403,365	490,613
Shares Outstanding, End of Year	415,110	397,655	312,890	403,365

For the fiscal year ended May 31,	Class B		Class C
	2009	2008	2009	2008
Transactions in Capital Shares
Shares sold	8,548	6,336	21,696	8,440
Reinvested distributions	61,433	124,656	36,166	75,100
Shares repurchased	(230,022)	(220,378)	(215,033)	(113,149)
Net Decrease in Capital Shares	(160,041)	(89,386)	(157,171)	(29,609)
Shares Outstanding, Beginning of Year	825,658	915,044	525,858	555,467
Shares Outstanding, End of Year	665,617	825,658	368,687	525,858

8. New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

9. Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

(Continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of New Providence Investment Trust

and the Shareholders of Wisdom Fund

We have audited the accompanying statement of assets and liabilities of Wisdom Fund, a series of shares of beneficial interest of New Providence Investment Trust, including the schedule of investments, as of May 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended May 31, 2005 were audited by other auditors whose report dated July 8, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisdom Fund as of May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

July 24, 2009

WISDOM FUND

Additional Information (Unaudited)

For the fiscal year ended May 31, 2009

_________________________________________________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included in Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the fund at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal year ended May 31, 2009.

During the fiscal year, the Fund paid a long-term capital gain distribution of $1,141,787.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

4.	Information About Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as resignation or death occur as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Trustees received aggregate compensation of $5,400 during the fiscal year ended May 31, 2009 from the Fund for services to the Fund and Trust. The interested trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

WISDOM FUND

Additional Information (Unaudited)

For the fiscal year ended May 31, 2009

_________________________________________________________________________________________________

Name, Age, And Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson, age 77	Trustee	Since 1997	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership)	1

Independent Trustee of the Gardner Lewis Investment Trust for the three series of that trust; The Nottingham Investment Trust II for the six series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; Tilson Investment Trust for the two series of that trust, and the DGHM Investment Trust for the one series of that trust (all registered investment companies)

James H. Speed, Jr., age 55	Trustee	Since September 2002	President and CEO of NC Mutual Life Insurance Company (insurance company) since May 2003; President of Speed Financial Group, Inc. (consulting/private investments) from March 2000 to April 2003.	1

Independent Trustee of the following Hillman Capital Management Investment Trust for the two series of that trust; The Nottingham Investment Trust II for the four series of that trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies). Member of Board of Directors of NC Mutual Life Insurance Company. Member of Board of Directors of M&F Bancorp.

Interested Trustee
C. Douglas Davenport, age 58 Atlanta Investment Counsel, LLC 4161 Harris Trail, NW Atlanta, GA 30327	Trustee, President, Treasurer, Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), and Chief Compliance Officer	Trustee since 2008; President, Treasurer, PEO and PFO since 2003; Chief Compliance Officer since 2004	President of Atlanta Investment Counsel, LLC (Advisor of the Fund) since 1998.	1	none
Officers
Vason Hamrick, age 32	Secretary	Since 2007	Corporate Counsel for The Nottingham Company (Administrator to the Fund) since 2004.	n/a	n/a
Angela D. Mincher, age 42	Assistant Treasurer and Assistant Secretary	Since 2008	Systems Analyst for The Nottingham Company since 2005; previously, Fund Accountant for The Nottingham Company.	n/a	n/a

Wisdom Fund

is a series of

The New Providence Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services	Atlanta Investment Counsel, LLC
116 South Franklin Street	4161 Harris Trail, NW
Post Office Drawer 4365	Atlanta, Georgia 30327
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-877-352-0020

World Wide Web @:	World Wide Web @:

ncfunds.com	wisdomfund.com

Item 2.   CODE OF ETHICS.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12(a)(1) below.

Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

The registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees – Audit fees billed for the registrant for the fiscal years ended May 31, 2008 and May 31, 2009 are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, Briggs, Bunting & Dougherty LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2008	2009
Wisdom Fund	$ 14,000	$14,000

(b)

Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2008 or May 31, 2009 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)

Tax Fees – The tax fees billed in the fiscal years ended for May 31, 2008 and May 31, 2009 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are described in the table below.

These services were for the completion of the fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2008	2009
Wisdom Fund	$ 2,000	$2,000

(d)	All Other Fees –There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years ended May 31, 2008 and May 31, 2009.

(e)(1)

The registrant’s board of trustees pre-approved the engagement of the Accountant for the last two fiscal years at audit committee meetings of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

Aggregate non-audit fees billed by the Accountant, to the registrant for services rendered during the fiscal years ended May 31, 2008 and May 31, 2009 were $2,000, respectively. There were no non-audit fees billed by Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.   SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)	/s/ C. Douglas Davenport
C. Douglas Davenport President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ C. Douglas Davenport
C. Douglas Davenport President, Treasurer, Principal Executive Officer and Principal Financial Officer New Providence Investment Trust

Date: July 30, 2009